BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Accumulated profits	R$ 1,024,762		R$ 201,752	R$ (296,156)
Other accumulated comprehensive loss		R$ (8,354,188)	(6,311,330)	(5,588,668)
Other equity items	42,339,377		76,811,622	61,060,330
Interest of controlling shareholders	43,364,139	73,478,307	70,702,044	55,175,506
Interest of non-controlling shareholders	414,731	272,987	457,221	504,395
TOTAL EQUITY	43,778,870	R$ 73,751,294	71,159,265	55,679,901
Previously reported
Equity
Accumulated profits	2,525,081
Other accumulated comprehensive loss			(5,904,821)	(5,517,424)
Other equity items	42,339,377		76,811,622	61,060,330
Interest of controlling shareholders	44,864,458		70,906,801	55,542,906
Interest of non-controlling shareholders	415,743		487,345	466,042
TOTAL EQUITY	45,280,201		71,394,146	56,008,948
Adjustments
Equity
Accumulated profits	(1,500,319)		201,752	(296,156)
Other accumulated comprehensive loss			(406,509)	(71,244)
Interest of controlling shareholders	(1,500,319)		(204,757)	(367,400)
Interest of non-controlling shareholders	(1,012)		(30,124)	38,353
TOTAL EQUITY	(1,501,331)		R$ (234,881)	R$ (329,047)
Adjustments | Transmission
Statement
Contractual Assets, Transmission	27,869
Adjustments for deferred tax expense	249,182
Equity
Accumulated profits	R$ 1,868,075